Commitment and Contingencies - Additional Information (Detail)							1 Months Ended	12 Months Ended
	Nov. 03, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares $ / shares	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Contractual obligation								$ 0
Revenue								$ 5,492,000	$ 6,875,000	$ 6,645,000
Conversion price | $ / shares								$ 3.00
Loss contingency, Obligated payment					$ 2,697,471	$ 79,477,648
Litigation settlement, amount			$ 892,763	$ 27,084,180
Convertible Promissory Note | Aeolus Robotics Corporation | Series B Preferred Stock
Operating Leased Assets [Line Items]
Debt instrument principal amount								$ 8,000,000
Conversion price | $ / shares	$ 2.718							$ 3.00
Debt instrument convertible number of shares | shares								2,666,666
Debt instrument convertible percentage of ordinary shares								3.56%
Preferred stock, par value per share | $ / shares	0.0001
Shares issued, price per share | $ / shares	$ 3.02
Debt instrument conversion price	$ 2,000,000
Preferred stock, shares issued | shares	735,835,000
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount		$ 10,000,000
Debt instrument interest rate stated percentage		2.00%
Debt instrument maturity date									Aug. 30, 2022
Debt instrument extendable maturity date									Aug. 30, 2023
Conversion price | $ / shares		$ 3.00
Debt instrument convertible number of shares | shares		3,333,333
Debt instrument convertible percentage of ordinary shares		4.62%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche One
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted		20.00%
Percentage of conversion price equal to purchase price offered		90.00%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche Two
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted		80.00%
Percentage of conversion price equal to purchase price offered		100.00%
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee								$ 30,000
Revenue								$ 500,000
License agreement extended commencement period								2022-01
License agreement extended expiration period								2024-01
License | Minimum
Operating Leased Assets [Line Items]
License agreement period								2020-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period								2022-01
Subsequent Event | License | Extended and Amended License Agreement
Operating Leased Assets [Line Items]
Expected payment for incentive fee							$ 20,000
Revenue							$ 600,000